Document and Entity Information	Apr. 29, 2020
Prospectus:
Document Type	497
Document Period End Date	Apr. 29, 2020
Registrant Name	MFS SERIES TRUST VIII
Entity Central Index Key	0000819673
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2020
Document Effective Date	Apr. 29, 2020
Prospectus Date	Feb. 28, 2020
MFS® Strategic Income Fund | R6
Prospectus:
Trading Symbol	MFIWX
MFS® Strategic Income Fund | I
Prospectus:
Trading Symbol	MFIIX
MFS® Strategic Income Fund | C
Prospectus:
Trading Symbol	MIOCX
MFS® Strategic Income Fund | B
Prospectus:
Trading Symbol	MIOBX
MFS® Strategic Income Fund | A
Prospectus:
Trading Symbol	MFIOX